CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Shareholder claims, Mexican income tax adjustment & Argentine tax claim) (Details) - USD ($)
shares in Millions, $ in Millions
	Dec. 31, 2017	Apr. 14, 2015	Mar. 31, 2017	Jun. 28, 2016
Comissão de Valores Mobiliários | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of contingent liabilities [line items]
Number of shares exceeding threshold for tender offer requirement		5.2
Domestic Tax Authority | Mexican Tax Authority
Disclosure of contingent liabilities [line items]
Tax contingent liability	$ 58.4
Tax contingent liability | Domestic Tax Authority | Mexican Tax Authority
Disclosure of contingent liabilities [line items]
Liability from settlement with taxing authority				$ 15.9
Tax contingent liability | Domestic Tax Authority | Argentina Tax Authority
Disclosure of contingent liabilities [line items]
Liability from settlement with taxing authority including interest			$ 12.8